1-36055

Certnas

NASDAQ

THE NASDAQ OMX GROUP

[redacted]

13003136

Received SEC

AUG 1 3 2013

Washington, DC 20549

Received SEC

[redacted]

Washington, DC 20549

William Slattery
Vice President
Listing Qualifications

<u>*By Electronic Mail Only*</u>

August 13, 2013

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 12, 2013 The Nasdaq Stock Market (the "Exchange") received from China Commercial Credit, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery